Inventory	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory

Note 6. Inventory

The components of inventory at December 31, 2022 and 2021, consisted of the following:

	December 31,	December 31,
	2022	2021
Work in progress	$457,646	$196,553
Inventory, net	$457,646	$196,553